Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LPC
RELATED PARTY TRANSACTIONS
Related party sales	$ 84	$ 81	$ 87
Purchases of finished goods	$ 189	$ 168	$ 177
SK Capital
RELATED PARTY TRANSACTIONS
Ownership interest (percent)		40.00%